Fair Value of Financial Instruments Not Accounted For at Fair Value - Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis (Detail) - USD ($)
$ in Thousands
	Jun. 30, 2022	Dec. 31, 2021
2018 Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Secured term loan facilities and revolving credit facility, Carrying Amount (Liability)	$ (71,697)
2020 Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Secured term loan facilities and revolving credit facility, Carrying Amount (Liability)	(100,000)
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Secured term loan facilities and revolving credit facility, Carrying Amount (Liability)	(743,876)	$ (815,942)
Secured term loan facilities and revolving credit facility, Fair Value (Liability)	(743,876)	(815,942)
Level 2 [Member] | 2018 Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bonds, Carrying amount	(60,713)	(68,154)
Senior unsecured bond, Fair Value (Liability)	(61,168)	(69,970)
Level 2 [Member] | 2020 Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Senior unsecured bond, Fair Value (Liability)	(98,500)	(104,000)
Long-term Debt, Gross	$ (100,000)	$ (100,000)